DIVIDENDS AND INTEREST ON EQUITY - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DIVIDENDS AND INTEREST ON EQUITY
Balance at the beginning of the fiscal year	R$ 2,237,090	R$ 2,247,884
Interim interest on equity (net of IRRF)	2,864,500	2,641,225
Unclaimed dividends and interest on equity	(150,553)	(126,977)
Payment of dividends and interest on equity	(2,187,402)	(2,532,399)
IRRF on shareholders exempt/immune from interest on equity	10,909	7,357
Balance at the end of the year	R$ 2,774,544	R$ 2,237,090